                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-5440

--------------------------------------------------------------------------------

                          MFS INTERMEDIATE INCOME TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------

                       Date of fiscal year end: October 31
--------------------------------------------------------------------------------

                    Date of reporting period: April 30, 2005
--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) INTERMEDIATE INCOME TRUST                                        4/30/05


SEMIANNUAL REPORT
-------------------------------------------------------------------------------


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                2
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    3
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  6
                        ------------------------------------------------------
                        DIVIDEND REINVESTMENT AND
                        CASH PURCHASE PLAN                                   9
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            10
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                15
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       21
                        ------------------------------------------------------
                        REPORT OF INDEPENDENT REGISTERED PUBLIC
                        ACCOUNTING FIRM                                     33
                        ------------------------------------------------------
                        RESULTS OF SHAREHOLDER MEETING                      34
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               35
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      35
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors" failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Website, MFS.COM.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE*

              Bonds                                      98.2%
              Cash & Other Net Assets                     1.8%

              BOND MARKET SECTORS*

              International Markets                      28.7%
              ------------------------------------------------
              U.S. Treasuries                            23.1%
              ------------------------------------------------
              Mortgage-Backed Securities                 20.9%
              ------------------------------------------------
              U.S. Government Agencies                   19.2%
              ------------------------------------------------
              Emerging Market Bonds                       4.0%
              ------------------------------------------------
              Commercial Mortgage-Backed
              Securities                                  1.9%
              ------------------------------------------------
              Cash & Other Net Assets                     1.8%
              ------------------------------------------------
              Residential Mortgage Backed Securities      0.3%
              ------------------------------------------------
              High Grade Corporates                       0.1%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        94.2%
              ------------------------------------------------
              AA                                          1.7%
              ------------------------------------------------
              A                                           1.2%
              ------------------------------------------------
              BBB                                         1.9%
              ------------------------------------------------
              BB                                          0.6%
              ------------------------------------------------
              B                                           0.4%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             3.5
              ------------------------------------------------
              Average Life                            5.4 yrs.
              ------------------------------------------------
              Average Maturity***                     8.7 yrs.
              ------------------------------------------------
              Average Credit Quality****                   AAA
              ------------------------------------------------
              Average Short-Term Credit Quality            A-1
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United States                              67.2%
              ------------------------------------------------
              Germany                                     6.7%
              ------------------------------------------------
              Spain                                       4.3%
              ------------------------------------------------
              Ireland                                     2.9%
              ------------------------------------------------
              Finland                                     2.9%
              ------------------------------------------------
              Netherlands                                 2.7%
              ------------------------------------------------
              United Kingdom                              2.5%
              ------------------------------------------------
              France                                      2.3%
              ------------------------------------------------
              New Zealand                                 2.1%
              ------------------------------------------------
              Other                                       6.4%
              ------------------------------------------------

   * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

  ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 4/30/05.

 *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

**** The Portfolio Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

Percentages are based on net assets as of 4/30/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended April 30, 2005, the MFS Intermediate Income Trust provided a total return of 1.10%, at net asset value. In comparison, the trust's benchmarks, the Citigroup World Government Bond Non-dollar Hedged Index, returned 4.02% while the Citigroup Medium-Term (1-10 years) Treasury Government Sponsored Index, returned 0.07%. The trust's investment objective is to preserve capital and provide high current income. The trust invests in obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities and in obligations issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies or instrumentalities.

MARKET ENVIRONMENT

The U.S. fixed-income market experienced a flattening of the yield curve during the six-month period. (A yield curve for bonds shows the relationship between yield and time to maturity.) The U.S. Federal Reserve Board raised its target federal funds rate four times, continuing its steady drumbeat of quarter-point rate hikes that had begun on June 30, 2004. But while the Fed seemed committed to a course of gradually raising short-term rates, several factors caused long-term rates to stagnate or retreat.

Job growth, which had shot up in the spring of 2004, ebbed and flowed during the period; uncertainty about the employment situation helped to push down yields on longer-dated bonds. Another factor that held long-term rates down was overseas demand for U.S. Treasuries, especially from foreign central banks. However, moderate GDP growth and inflation concerns kept shorter-term interest rates moving up. For the period as a whole, the net effect was a substantial flattening of the yield curve as short-term rates rose significantly while long-term rates were generally flat to down.

TRUST POSITIONING

MFS Intermediate Income Trust, a closed-end fund, maintains a portfolio primarily consisting of short- and intermediate-term U.S. government and high-grade foreign securities.

We managed the trust during the six-month period on the premise that interest rates in the United States and abroad were more likely to rise than fall. As a result, the trust had a shorter duration (less sensitivity to interest rate changes) than that of our benchmarks. A significant portion of the portfolio was invested in U.S. government securities while the remainder was invested in high-grade securities of foreign governments. The majority of our U.S. holdings were split amongst agencies, mortgage-backed and government securities. Our foreign holdings were allocated across Europe and Pacific Rim nations, excluding Japan. We emphasized European government bonds while avoiding Japan, because we felt that interest rates there were extremely low and the environment provided little potential for growth. Alternatively, we invested in Australia, New Zealand and the U.K.

CONTRIBUTORS TO PERFORMANCE

Our shorter duration domestically aided results relative to the benchmarks as interest rates increased over the period. The trust also had a significant exposure to mortgage-backed securities which added to performance. Additionally, our European and U.K. bonds yielded positive results.

DETRACTORS FROM PERFORMANCE

Our shorter duration stance on the foreign portion of the portfolio detracted from relative results. During the period we believed that foreign rates were more likely to increase than decrease. Rates over the period however, decreased and our shorter duration hampered results.

    Respectfully,

/s/ James J. Calmas

    James J. Calmas
    Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 4/30/05
-------------------------------------------------------------------------------

All results are historical. Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost. More recent returns may be more or less than those shown. Past performance is no guarantee of future results.

PRICE SUMMARY

----------------------------
Six months ended 4/30/05
----------------------------

                                                  Date                 Price
------------------------------------------------------------------------------
Net asset value                                  10/31/04                $7.32
------------------------------------------------------------------------------
                                                  4/30/05                $7.20
------------------------------------------------------------------------------
New York Stock Exchange price                    10/31/04                $6.59
------------------------------------------------------------------------------
                                                  2/11/05  (high)*       $6.61
------------------------------------------------------------------------------
                                                  3/28/05  (low)*        $6.27
------------------------------------------------------------------------------
                                                  4/30/05                $6.48
------------------------------------------------------------------------------

* For the period November 1, 2004 through April 30, 2005.

TOTAL RETURN VS BENCHMARKS

----------------------------
Six months ended 4/30/05
----------------------------

New York Stock Exchange price**                                          1.07%
------------------------------------------------------------------------------
Net asset value**                                                        1.10%
------------------------------------------------------------------------------
Citigroup World Government Bond Non-dollar Hedged Index#                 4.02%
------------------------------------------------------------------------------
Citigroup Medium-Term (1-10 years) Treasury Government
Sponsored Index#                                                         0.07%
------------------------------------------------------------------------------

** Includes reinvestment of dividends and capital gains distributions.
 # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

Citigroup World Government Bond Non-dollar Hedged Index - is a market capitalization weighted index that tracks the currency-hedged performance of the major government bond markets, excluding the U.S. Country eligibility is determined based upon market capitalization and investability criteria.

Citigroup Medium-Term (1-10 years) Treasury Government Sponsored Index - is a capitalization-weighted index of U.S. Treasury and U.S. Government agency securities with fixed-rate coupons and weighted average lives between one and ten years.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

The trust's shares may trade at a discount to net asset value. Shareholders do not have the right to cause the trust to repurchase their shares at net asset value. The trust's shares also may trade at a premium to their net asset value. When trust shares trade at a premium, buyers pay more than the asset value underlying trust shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the trust's liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The trust's monthly distributions may include a return of capital to shareholders. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder's basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the trust's assets and may increase the trust's expense ratio.

KEY RISK CONSIDERATIONS

The portfolio may invest in derivative securities, which may include futures and options. These types of instruments can increase price fluctuation.

The portfolio invests in foreign and/or emerging markets securities, which are more susceptible to changes in interest rates, currency exchange rates, economic, and political conditions.

The portfolio invests in government-guaranteed securities. These guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

The portfolio can invest a relatively high percentage of its assets in one or more issuers, thereby making it more susceptible to any single economic, political or regulatory occurrence.

The portfolio's value will fluctuate in response to market conditions and issuer, regulatory, economic, or political developments. In general, fixed income securities will decline when interest rates rise and will increase when interest rates fall. Many fixed income securities also involve credit risk, which is the risk that issuers may fail to make timely principal or interest payments. In addition, fixed income securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturity periods.

These risks will increase share price volatility.

In accordance with Section 23(c) of the Investment Company Act of 1940, the trust hereby gives notice that it may from time to time repurchase shares of the trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

-------------------------------------------------------------------------------
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
-------------------------------------------------------------------------------

The trust offers a Dividend Reinvestment and Cash Purchase Plan that allows you to reinvest either all of the distributions paid by the trust or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments may be made in any amount over $100 in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the plan on your behalf. If the nominee does not offer the plan, you may wish to request that your shares be re-registered in your own name so that you can participate.

There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the plan, or if you have any questions, call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time. Please have available the name of the trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the plan, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 4/30/05
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your trust. It is categorized by broad-based asset classes.

Bonds - 97.2%
----------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT           $ VALUE
----------------------------------------------------------------------------------------------
Agency - Other - 0.2%
----------------------------------------------------------------------------------------------
Small Business Administration, 7.64%, 2010                      $  2,092,700      $  2,245,566
----------------------------------------------------------------------------------------------

Asset Backed & Securitized - 2.2%
----------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp.,
1.1569%, 2030^^                                                 $ 85,897,630      $  3,117,637
----------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04%, 2030                  6,000,000         6,286,408
----------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 3.4122%, 2023##^^                      14,932,626         1,901,140
----------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 6.56%, 2035           5,000,000         5,274,035
----------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                 2,624,423         2,822,912
----------------------------------------------------------------------------------------------
                                                                                  $ 19,402,132
----------------------------------------------------------------------------------------------
Banks & Credit Companies - 0.1%
----------------------------------------------------------------------------------------------
SG Capital Trust I, 7.875%, 2010                              EUR    375,000      $    578,414
----------------------------------------------------------------------------------------------

Emerging Market Quasi-Sovereign - 0.6%
----------------------------------------------------------------------------------------------
Korea Development Bank, 4.75%, 2009                             $  1,700,000      $  1,709,161
----------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.375%, 2008                                  2,318,000         2,619,340
----------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.75%, 2015                             1,177,000         1,426,910
----------------------------------------------------------------------------------------------
                                                                                  $  5,755,411
----------------------------------------------------------------------------------------------
Emerging Market Sovereign - 3.2%
----------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                            $  3,126,361      $  3,116,576
----------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029                            1,560,000         1,840,430
----------------------------------------------------------------------------------------------
Republic of Panama, 8.875%, 2027                                     292,000           327,040
----------------------------------------------------------------------------------------------
Republic of South Africa, 9.125%, 2009                             1,935,000         2,234,925
----------------------------------------------------------------------------------------------
Republic of South Africa, 8.5%, 2017                               1,852,000         2,296,480
----------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008                                       3,277,000         3,051,870
----------------------------------------------------------------------------------------------
Russian Federation, 11%, 2018                                      1,706,000         2,435,997
----------------------------------------------------------------------------------------------
Russian Ministry of Finance, 12.75%, 2028                          1,006,000         1,719,153
----------------------------------------------------------------------------------------------
State of Israel, 5.125%, 2014                                      5,000,000         5,008,641
----------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                        2,165,000         3,236,675
----------------------------------------------------------------------------------------------
United Mexican States, 8.125%, 2019                                2,205,000         2,582,055
----------------------------------------------------------------------------------------------
                                                                                  $ 27,849,842
----------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 2.8%
----------------------------------------------------------------------------------------------
KFW International Finance, Inc., 2.375%, 2006                   $  4,120,000      $  4,048,988
----------------------------------------------------------------------------------------------
KFW International Finance, Inc., 3.25%, 2007                       4,200,000         4,144,925
----------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg, 5.125%, 2007                         7,700,000         7,872,857
----------------------------------------------------------------------------------------------
Province of Ontario, 7%, 2005                                      8,000,000         8,077,632
----------------------------------------------------------------------------------------------
                                                                                  $ 24,144,402
----------------------------------------------------------------------------------------------
International Market Sovereign - 25.3%
----------------------------------------------------------------------------------------------
Canada Housing Trust, 4.65%, 2009                             CAD  1,435,000      $  1,183,696
----------------------------------------------------------------------------------------------
Commonwealth of Australia, 6%, 2017                           AUD  3,980,000         3,270,035
----------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                       EUR 28,968,000        38,479,137
----------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.75%, 2015                      EUR    496,000           656,798
----------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2030                      EUR  1,135,000         1,990,773
----------------------------------------------------------------------------------------------
Government of Canada, 5.5%, 2009                              CAD  3,108,000         2,650,761
----------------------------------------------------------------------------------------------
Government of Canada, 5.25%, 2012                             CAD  3,387,000         2,896,077
----------------------------------------------------------------------------------------------
Government of Canada, 4.5%, 2015                              CAD    518,000           420,481
----------------------------------------------------------------------------------------------
Government of New Zealand, 7%, 2009                           NZD  2,964,000         2,256,498
----------------------------------------------------------------------------------------------
Government of New Zealand, 6.5%, 2013                         NZD 20,533,000        15,637,982
----------------------------------------------------------------------------------------------
Kingdom of Denmark, 6%, 2011                                  DKK      1,000               203
----------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007                           EUR  6,148,000         8,402,807
----------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009                           EUR 11,180,000        14,996,145
----------------------------------------------------------------------------------------------
Kingdom of Norway, 6.5%, 2013                                 NOK 11,060,000         2,098,797
----------------------------------------------------------------------------------------------
Kingdom of Spain, 7%, 2005                                      $  7,800,000         7,864,171
----------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008                                    EUR  7,977,000        11,255,289
----------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                 EUR 12,184,000        17,782,706
----------------------------------------------------------------------------------------------
Republic of Finland, 3%, 2008                                 EUR  9,552,000        12,486,970
----------------------------------------------------------------------------------------------
Republic of Finland, 5.375%, 2013                             EUR  7,909,000        11,715,224
----------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007                               EUR 13,370,000        18,100,640
----------------------------------------------------------------------------------------------
Republic of France, 6%, 2025                                  EUR    657,000         1,097,255
----------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007                              EUR 16,609,000        22,336,559
----------------------------------------------------------------------------------------------
Republic of Ireland, 4.6%, 2016                               EUR  1,646,000         2,335,200
----------------------------------------------------------------------------------------------
United Kingdom Treasury, 5.75%, 2009                          GBP  4,184,000         8,395,081
----------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2015                             GBP  5,090,000        12,542,070
----------------------------------------------------------------------------------------------
                                                                                  $220,851,355
----------------------------------------------------------------------------------------------
Mortgage Backed - 20.8%
----------------------------------------------------------------------------------------------
Fannie Mae, 5.669%, 2006                                        $  6,675,247      $  6,760,312
----------------------------------------------------------------------------------------------
Fannie Mae, 6.956%, 2007                                           4,605,597         4,826,369
----------------------------------------------------------------------------------------------
Fannie Mae, 6.022%, 2010                                           6,800,000         7,339,840
----------------------------------------------------------------------------------------------
Fannie Mae, 4.556%, 2011                                           9,118,419         9,189,657
----------------------------------------------------------------------------------------------
Fannie Mae, 4.845%, 2013                                           2,143,441         2,175,231
----------------------------------------------------------------------------------------------
Fannie Mae, 4.652%, 2014                                           4,770,438         4,782,252
----------------------------------------------------------------------------------------------
Fannie Mae, 4.846%, 2014                                           4,270,455         4,332,963
----------------------------------------------------------------------------------------------
Fannie Mae, 5.412%, 2014                                           2,088,239         2,217,911
----------------------------------------------------------------------------------------------
Fannie Mae, 4.62%, 2015                                              996,492           992,545
----------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                           2,127,834         2,159,751
----------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2016 - 2034                                       23,513,169        24,202,479
----------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2018                                     11,538,653        11,822,106
----------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018 - 2034                                       23,161,697        23,137,301
----------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2019                                            13,540,231        13,409,528
----------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031                                            10,580,942        11,023,857
----------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2017 - 2019                                    12,526,980        12,838,127
----------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2017 - 2034                                       3,222,685         3,339,069
----------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2019 - 2023                                      21,083,483        21,329,081
----------------------------------------------------------------------------------------------
Freddie Mac, 3%, 2021                                              4,700,000         4,595,551
----------------------------------------------------------------------------------------------
Ginnie Mae, 8.5%, 2005 - 2009                                      1,721,080         1,835,250
----------------------------------------------------------------------------------------------
Ginnie Mae, 7.5%, 2022 - 2023                                        320,283           345,555
----------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028                                             4,351,457         4,561,465
----------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2033                                               4,386,232         4,528,288
----------------------------------------------------------------------------------------------
                                                                                  $181,744,488
----------------------------------------------------------------------------------------------
U.S. Government Agencies - 18.7%
----------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2006                                          $  5,500,000      $  5,579,541
----------------------------------------------------------------------------------------------
Fannie Mae, 4.75%, 2007                                            4,000,000         4,047,748
----------------------------------------------------------------------------------------------
Fannie Mae, 6.625%, 2007                                           5,000,000         5,309,170
----------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008                                              10,000,000        10,555,940
----------------------------------------------------------------------------------------------
Fannie Mae, 4.25%, 2009                                            5,000,000         5,017,365
----------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.25%, 2006                               10,415,000        10,265,784
----------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.625%, 2008                              17,000,000        16,745,170
----------------------------------------------------------------------------------------------
Freddie Mac, 4.25%, 2009                                           7,000,000         7,036,673
----------------------------------------------------------------------------------------------
Freddie Mac, 6.875%, 2010                                         22,900,000        25,704,151
----------------------------------------------------------------------------------------------
Freddie Mac, 5.125%, 2012                                         27,600,000        28,766,404
----------------------------------------------------------------------------------------------
Small Business Administration, 5.34%, 2021                         7,799,981         8,027,893
----------------------------------------------------------------------------------------------
Small Business Administration, 6.34%, 2021                         3,320,424         3,523,756
----------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                         4,322,118         4,591,285
----------------------------------------------------------------------------------------------
Small Business Administration, 6.44%, 2021                         2,969,456         3,160,075
----------------------------------------------------------------------------------------------
Small Business Administration, 6.625%, 2021                        3,402,908         3,653,882
----------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                         2,843,289         2,859,723
----------------------------------------------------------------------------------------------
U.S. Department of Housing & Urban Development,
5.53%, 2008                                                       11,000,000        11,479,534
----------------------------------------------------------------------------------------------
U.S. Department of Housing & Urban Development,
7.198%, 2009                                                       6,000,000         6,694,722
----------------------------------------------------------------------------------------------
U.S. Department of Veteran Affairs, 6%, 2021                           2,881             2,879
----------------------------------------------------------------------------------------------
                                                                                  $163,021,695
----------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 23.2%
----------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 13.875%, 2011                              $ 25,500,000      $ 28,176,505
----------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.375%, 2012                                48,600,000        56,345,625
----------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 12%, 2013                                    42,500,000        53,211,317
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.625%, 2006                                  7,000,000         7,085,862
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125%, 2007###                              15,000,000        15,806,250
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2010                                    4,500,000         5,009,238
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.875%, 2012                                  5,000,000         5,252,930
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2013                                  26,220,000        26,430,992
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2014                                   4,700,000         4,899,383
----------------------------------------------------------------------------------------------
                                                                                  $202,218,102
----------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.1%
----------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875%, 2011                          $    686,000      $    780,955
----------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $841,691,193)                                       $848,592,362
----------------------------------------------------------------------------------------------

Short-Term Obligation - 1.5%
----------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.95%, due 5/02/05,
at Amortized Cost<                                              $ 12,829,000      $ 12,827,949
----------------------------------------------------------------------------------------------

Repurchase Agreement
----------------------------------------------------------------------------------------------
Morgan Stanley, 2.95%, dated 4/29/05, due 5/02/05, total
to be received $3,001 (secured by various U.S. Treasury
and Federal Agency obligations in a jointly traded
account), at Cost                                               $      3,000      $      3,000
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $854,522,142)                                 $861,423,311
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.3%                                               11,588,076
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $873,011,387
----------------------------------------------------------------------------------------------
  < The rate shown represents an annualized yield at time of purchase.
 ## SEC Rule 144A restriction.
### Security segregated as collateral for open futures contracts.
 ^^ Interest only security for which the fund receives interest on notional principal
    (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S.
dollars unless otherwise indicated. A list of abbreviations is shown below.

      AUD = Australian Dollar                   GBP = British Pound
      CAD = Canadian Dollar                     NOK = Norwegian Krone
      CHF = Swiss Franc                         NZD = New Zealand Dollar
      DKK = Danish Krone                        SEK = Swedish Krona
      EUR = Euro

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
--------------------------------------------------------------------------------------------------

This statement represents your trust's balance sheet, which details the assets and liabilities composing the total value of your trust.

AT 4/30/05

ASSETS

Investments, at value (identified cost, $854,522,142)           $861,423,311
--------------------------------------------------------------------------------------------------
Cash                                                                   1,410
--------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $170)                       167
--------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts           615,537
--------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts
subject to master netting agreements                                  23,706
--------------------------------------------------------------------------------------------------
Receivable for daily variation margin on open
futures contracts                                                     15,000
--------------------------------------------------------------------------------------------------
Interest receivable                                               15,241,617
--------------------------------------------------------------------------------------------------
Other assets                                                          23,012
--------------------------------------------------------------------------------------------------
Total assets                                                                          $877,343,760
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable to dividend disbursing agent                                $229,455
--------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts            1,018,603
--------------------------------------------------------------------------------------------------
Payable for investments purchased                                  2,120,396
--------------------------------------------------------------------------------------------------
Payable for trust shares reacquired                                  364,441
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                      38,322
--------------------------------------------------------------------------------------------------
  Transfer agent and dividend disbursing costs                        72,784
--------------------------------------------------------------------------------------------------
  Administrative fee                                                     740
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               487,632
--------------------------------------------------------------------------------------------------
Total liabilities                                                                       $4,332,373
--------------------------------------------------------------------------------------------------
Net assets                                                                            $873,011,387
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

NET ASSETS CONSIST OF

Paid-in capital                                                 $950,336,114
--------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                       6,452,486
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                            (72,256,830)
--------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                           (11,520,383)
--------------------------------------------------------------------------------------------------
Net assets                                                                            $873,011,387
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
(129,603,566 issued, less 8,404,650 treasury shares)                                   121,198,916
--------------------------------------------------------------------------------------------------
Net asset value per share
(net assets of $873,011,387/121,198,916 shares of
beneficial interest outstanding)                                                             $7.20
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------------------------

This statement describes how much your trust received in investment income and paid in expenses. It also describes any gains and/or losses generated by trust operations.

SIX MONTHS ENDED 4/30/05

NET INVESTMENT INCOME

Interest income                                                                         $21,613,406
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                   $2,817,562
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                               64,304
---------------------------------------------------------------------------------------------------
  Transfer agent and dividend disbursing costs                        180,931
---------------------------------------------------------------------------------------------------
  Administrative fee                                                   39,735
---------------------------------------------------------------------------------------------------
  Custodian fee                                                       263,637
---------------------------------------------------------------------------------------------------
  Printing                                                             21,800
---------------------------------------------------------------------------------------------------
  Postage                                                             176,367
---------------------------------------------------------------------------------------------------
  Auditing fees                                                        31,023
---------------------------------------------------------------------------------------------------
  Legal fees                                                           12,369
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                       219,439
---------------------------------------------------------------------------------------------------
Total expenses                                                                           $3,827,167
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (18,710)
---------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                          (1,982)
---------------------------------------------------------------------------------------------------
Net expenses                                                                             $3,806,475
---------------------------------------------------------------------------------------------------
Net investment income                                                                   $17,806,931
---------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
---------------------------------------------------------------------------------------------------
  Investment transactions                                         $11,687,600
---------------------------------------------------------------------------------------------------
  Foreign currency transactions                                    (9,728,479)
---------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                    $1,959,121
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
---------------------------------------------------------------------------------------------------
  Investments                                                    $(19,065,262)
---------------------------------------------------------------------------------------------------
  Futures contracts                                                   (39,705)
---------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
    currencies                                                      5,650,658
---------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                   $(13,454,309)
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                       $(11,495,188)
---------------------------------------------------------------------------------------------------
Change in net assets from operations                                                     $6,311,743
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                         SIX MONTHS ENDED               YEAR ENDED
                                                                  4/30/05                 10/31/04
                                                              (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                         $17,806,931              $39,129,944
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                           1,959,121               11,383,756
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                          (13,454,309)             (16,494,518)
--------------------------------------------------------     ------------             ------------
Change in net assets from operations                           $6,311,743              $34,019,182
--------------------------------------------------------     ------------             ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                   $(22,032,379)            $(46,430,094)
--------------------------------------------------------     ------------             ------------
Change in net assets from trust share transactions           $(16,380,464)            $(19,130,079)
--------------------------------------------------------     ------------             ------------
Total change in net assets                                   $(32,101,100)            $(31,540,991)
--------------------------------------------------------     ------------             ------------

NET ASSETS

At beginning of period                                       $905,112,487             $936,653,478
--------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $11,520,383 and
$5,363,096, respectively)                                    $873,011,387             $905,112,487
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the trust's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single trust share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the trust (assuming reinvestment of all distributions) held for the entire period.

                                             SIX MONTHS                               YEAR ENDED 10/31
                                               ENDED         ------------------------------------------------------------------
                                              4/30/05           2004          2003          2002            2001         2000
                                            (UNAUDITED)
Net asset value, beginning of period           $7.32           $7.40         $7.57         $7.54           $7.06         $7.25
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                     $0.15           $0.31         $0.31         $0.38           $0.48         $0.49
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and foreign
  currency transactions                        (0.09)          (0.04)        (0.08)         0.09            0.48         (0.20)
----------------------------------------     -------          ------        ------        ------          ------        ------
Total from investment operations               $0.06           $0.27         $0.23         $0.47           $0.96         $0.29
----------------------------------------     -------          ------        ------        ------          ------        ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                  $(0.18)         $(0.37)       $(0.40)       $(0.44)         $(0.49)       $(0.33)
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                            --              --            --            --              --         (0.21)
----------------------------------------     -------          ------        ------        ------          ------        ------
Total distributions declared
to shareholders                               $(0.18)         $(0.37)       $(0.40)       $(0.44)         $(0.49)       $(0.54)
----------------------------------------     -------          ------        ------        ------          ------        ------
Net increase from repurchase of
capital shares                                 $0.00+++        $0.02           $--         $0.00+++        $0.01         $0.06
----------------------------------------     -------          ------        ------        ------          ------        ------
Net asset value, end of period                 $7.20           $7.32         $7.40         $7.57           $7.54         $7.06
----------------------------------------     -------          ------        ------        ------          ------        ------
Per share market value,
end of period                                  $6.48           $6.59         $6.89         $6.91           $6.95         $6.38
----------------------------------------     -------          ------        ------        ------          ------        ------
Total return at market value (%)                1.07++          1.02          5.49          5.33           16.93         10.95
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                               SIX MONTHS                              YEAR ENDED 10/31
                                                 ENDED          --------------------------------------------------------------
                                                4/30/05             2004         2003         2002           2001         2000
                                              (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                      0.87+           0.84          0.86          0.90            0.93          0.95
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                     4.06+           4.24          4.14          5.09            6.62          6.93
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                21              45            90           115              72            93
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                               $873            $905          $937          $959            $959          $906
------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the trust for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the trust, the net investment income per share and the ratios would have been:

Net investment income                          $0.15^         $0.31^         $--           $--             $--           $--
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                      0.87^+         0.84^          --            --              --            --
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                     4.06^+         4.24^          --            --              --            --
------------------------------------------------------------------------------------------------------------------------------

     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     ^ The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
(S)(S) As required, effective November 1, 2001, the trust adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       October 31, 2002 was to decrease net investment income per share by $0.06, and increase realized and unrealized gains and losses per share by $0.06, and decrease the ratio of net investment income to average net assets by 0.78%. Per share, ratios, and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Intermediate Income Trust (the trust) is a non-diversified trust that is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the trust's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the trust's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The trust may enter into repurchase agreements with institutions that the trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The trust requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the trust to obtain those securities in the event of a default under the repurchase agreement. The trust monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the trust under each such repurchase agreement. The trust, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the trust or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the trust until distributed in accordance with the Plan. Included in other assets, and accrued expenses and other liabilities, is $15,804 of Deferred Trustees' Compensation.

FUTURES CONTRACTS - The trust may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the trust is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the trust each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the trust. The trust's investment in futures contracts is designed to hedge against anticipated future changes in interest rates. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the trust's relative position in one or more currencies without buying and selling portfolio assets. Investments in equity index contracts or contracts on related options for purposes other than hedging may be made when the trust has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest rates move unexpectedly, the trust may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The trust may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the trust may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The trust may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the trust may enter into contracts with the intent of changing the relative exposure of the trust's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

DOLLAR ROLL TRANSACTIONS - The trust enters into dollar roll transactions, with respect to mortgage backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the trust sells mortgage backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon, and maturity) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the trust will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the trust's total return. The trust accounts for dollar roll transactions as purchases and sales. If certain criteria are met these dollar roll transactions may be considered a financing transaction whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the trust at a future date, usually beyond customary settlement time. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The trust may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the trust.

The trust may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The trust holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the trust may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the trust's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The trust may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. This amount, for the six months ended April 30, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The trust distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, derivatives, defaulted bonds, straddle loss deferrals, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended October 31, 2004 and October 31, 2003 was as follows:

                                            10/31/04        10/31/03
        Distributions declared from:
        --------------------------------------------------------------
          Ordinary income                  $46,430,094     $51,230,803
        --------------------------------------------------------------

As of October 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                   $3,734,204
          ----------------------------------------------------------
          Capital loss carryforward                      (55,849,119)
          ----------------------------------------------------------
          Unrealized appreciation                          4,246,415
          ----------------------------------------------------------
          Other temporary differences                    (14,830,484)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

          EXPIRATION DATE

          October 31, 2006                              $(11,137,819)
          ----------------------------------------------------------
          October 31, 2007                               (11,376,973)
          ----------------------------------------------------------
          October 31, 2008                               (11,439,294)
          ----------------------------------------------------------
          October 31, 2010                                (1,074,810)
          ----------------------------------------------------------
          October 31, 2012                               (20,820,223)
          ----------------------------------------------------------
          Total                                         $(55,849,119)
          ----------------------------------------------------------

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the trust's average daily net assets and 5.65% of gross investment income. Management fees from net assets and gross investment income incurred for the six months ended April 30, 2005 were at an effective rate of 0.64% of average daily net assets on an annualized basis.

The trust pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the trust, all of whom receive remuneration for their services to the trust from MFS. Certain officers and Trustees of the trust are officers or directors of MFS and MFS Service Center, Inc. (MFSC). The trust has an unfunded, defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees' compensation is a net decrease of $405 as a result of the change in the trust's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $8,942 for retired Independent Trustees for the six months ended April 30, 2005.

This trust and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The trust paid MFS an administrative fee up to the following annual percentage rates of the trust's average daily net assets:

                                                  BEGINNING OF
                                                 PERIOD THROUGH
EFFECTIVE DATE                                       2/28/05        3/01/05

First $2 billion                                    0.01120%        0.01626%
----------------------------------------------------------------------------
Next $2.5 billion                                   0.00832%        0.01206%
----------------------------------------------------------------------------
Next $2.5 billion                                   0.00032%        0.00056%
----------------------------------------------------------------------------
In excess of $7 billion                             0.00000%        0.00000%
----------------------------------------------------------------------------

For the six months ended April 30, 2005, the trust paid MFS $39,735, equivalent to 0.00905% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

TRANSFER AGENT - Included in transfer agent and dividend disbursing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as registrar and dividend disbursing agent for the trust. The agreement provides that the trust will pay MFSC an account maintenance fee of no more than $9.00 and a dividend services fee of $0.75 per reinvestment. These fees amounted to $75,475 for the six months ended April 30, 2005. Also included in transfer agent and dividend disbursing costs are out-of-pocket expenses, paid to MFSC, which amounted to $92,802 for the six months ended April 30, 2005, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                      PURCHASES           SALES

U.S. government securities                          $65,902,581     $68,926,575
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)       $116,905,913    $154,593,321
-------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $878,391,365
          ----------------------------------------------------------
          Gross unrealized appreciation                  $16,691,558
          ----------------------------------------------------------
          Gross unrealized depreciation                  (33,659,612)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $(16,968,054)
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the trust of up to 10% annually of its own shares of beneficial interest. The trust repurchased and retired 2,528,900 shares of beneficial interest during the six months ended April 30, 2005 at an average price per share of $6.48 and a weighted average discount of 10.50% per share.

                        Six months ended 4/30/05      Year ended 10/31/04
                         SHARES        AMOUNT         SHARES         AMOUNT
Treasury shares
  reacquired          (2,528,900)   $(16,380,464)   (2,927,500)   $(19,130,079)
--------------------------------------------------------------------------------

(6) LINE OF CREDIT

The trust and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the trust for the six months ended April 30, 2005, was $3,459, and is included in miscellaneous expense. The trust had no significant borrowings during the year six months ended April 30, 2005.

(7) FINANCIAL INSTRUMENTS

The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts
Sales and purchases in the table below are netted by currency.

----------
SALES
----------
                                                                         NET
                                         IN                          UNREALIZED
                      CONTRACTS TO     EXCHANGE       CONTRACTS    APPRECIATION
SETTLEMENT DATE     DELIVER/RECEIVE     FOR            AT VALUE   (DEPRECIATION)

         6/07/05  AUD     4,047,153    $3,083,744     $3,151,691     $(67,947)
 6/08/05-6/27/05  EUR   126,144,222   163,007,737    162,502,019      505,718
         5/09/05  GBP    10,979,784    20,905,508     20,940,750      (35,242)
 5/03/05-6/08/05  NOK    27,730,439     4,357,849      4,398,368      (40,519)
         6/08/05  NZD    24,195,148    17,101,131     17,638,569     (537,438)
                                     ------------   ------------    ---------
                                     $208,455,969   $208,631,397    $(175,428)
                                     ============   ============    =========

----------
PURCHASES
----------

         6/08/05  CHF     2,584,813    $2,150,489     $2,167,394      $16,905
         5/09/05  DKK       733,546       126,724        126,802           78
 6/08/05-6/27/05  EUR     4,760,013     6,192,671      6,132,276      (60,395)
 5/03/05-6/08/05  NOK    27,800,000     4,442,032      4,409,408      (32,624)
 5/06/05-6/14/05  SEK    34,367,873     4,966,403      4,814,801     (151,602)
                                     ------------   ------------    ---------
                                      $17,878,319    $17,650,681    $(227,638)
                                     ============   ============    =========

At April 30, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $23,706 with Merrill Lynch International.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. Dollar. A list of abbreviations is shown on page 14.

At April 30, 2005, the trust had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts
                                                                    UNREALIZED
                                                                   APPRECIATION
DESCRIPTION            EXPIRATION      CONTRACTS     POSITION     (DEPRECIATION)

U.S. Treasury Notes
5 year futures          June 2005          60        Short          $(39,705)
-------------------------------------------------------------------------------

At April 30, 2005, the trust had sufficient cash and/or securities to cover any margin requirements under these contracts.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by
MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. In February, March, and April 2005, the defendants filed separate motions to dismiss all claims of the various lawsuits. The parties continue to brief the issues for the courts and various hearing dates have been scheduled. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

While these developments relate to MFS and the MFS' open-end funds, there can be no assurance that these developments, or the adverse publicity associated with these developments, will not result in an increase to the market discount of the MFS closed-end fund shares or other adverse consequences.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees and Shareholders of MFS Intermediate Income Trust:

We have reviewed the accompanying statement of assets and liabilities, including the portfolio of investments, of the MFS Intermediate Income Trust (the "Trust"), as of April 30, 2005, and the related statement of operations, statement of changes in net assets, and the financial highlights for the six-month period then ended. These interim financial statements are the responsibility of the Trust's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to such interim financial statements for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of assets and liabilities, including the portfolio of investments, of the MFS Intermediate Income Trust (the "Trust"), as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended; and in our report dated December 20, 2004, we expressed an unqualified opinion on those financial statements.

The statement of changes in net assets for the year ended October 31, 2004 and the financial highlights for the five year in period ended October 31, 2004 taken from these finacial statements are included herein.

DELOITTE & TOUCHE LLP

June 23, 2005

-------------------------------------------------------------------------------
RESULTS OF SHAREHOLDER MEETING (unaudited) - 4/30/05
-------------------------------------------------------------------------------

At the annual meeting of shareholders of MFS Intermediate Income Trust, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect Trustees:

                                                    NUMBER OF SHARES
                                           -----------------------------------
NOMINEE                                          FOR        WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.                     108,040,091.754    2,279,160.924
-------------------------------------------------------------------------------
David H. Gunning                           108,200,470.730    2,118,781.948
-------------------------------------------------------------------------------
William R. Gutow                           108,122,547.051    2,196,705.627
-------------------------------------------------------------------------------
Michael Hegarty                            108,114,189.631    2,205,063.047
-------------------------------------------------------------------------------
J. Atwood Ives                             108,100,398.682    2,218,853.996
-------------------------------------------------------------------------------
Amy B. Lane                                108,212,072.538    2,107,180.140
-------------------------------------------------------------------------------
Robert J. Manning                          108,163,116.631    2,156,136.047
-------------------------------------------------------------------------------
Lawrence T. Perara                         108,115,816.416    2,203,436.262
-------------------------------------------------------------------------------
Robert C. Pozen                            108,165,900.631    2,153,352.047
-------------------------------------------------------------------------------
J. Dale Sherratt                           108,122,497.556    2,196,755.122
-------------------------------------------------------------------------------
Laurie J. Thomsen                          108,099,516.631    2,219,736.047
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS

INVESTOR INFORMATION

Transfer Agent, Registrar and Dividend Disbursing Agent

Call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time

Write to:      State Street Bank and Trust Company
               c/o MFS Service Center, Inc.
               P.O. Box 55024
               Boston, MA 02205-5024

NUMBER OF SHAREHOLDERS

As of April 30, 2005, our records indicate that there are 7,589 registered shareholders and approximately 55,353 shareholders owning trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:

               State Street Bank and Trust Company
               c/o MFS Service Center, Inc.
               P.O. Box 55024
               Boston, MA 02205-5024
               1-800-637-2304

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
500 Boylston Street, Boston, MA 02116.
                                                             MIN-SEM-06/05 74M

ITEM 2.  CODE OF ETHICS.

The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer has changed.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.  SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of the Registrant under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

========================================================================================================
                                       MFS INTERMEDIATE INCOME TRUST
--------------------------------------------------------------------------------------------------------
                                                                    (C) TOTAL
                                                                     NUMBER OF       (D) MAXIMUM NUMBER
                                                                     PART OF          (OR APPROXIMATE
                                                                      SHARES            DOLLAR VALUE)
                                                                    PURCHASED AS       OF SHARES THAT
                               (A) TOTAL                              PUBLICLY            MAY YET BE
                               NUMBER OF         (B) AVERAGE         ANNOUNCED         PURCHASED UNDER
                                SHARES           PRICE PAID          PLANS OR            THE PLANS
PERIOD                         PURCHASED          PER SHARE          PROGRAMS           OR PROGRAMS
========================================================================================================
    11/1/04-11/30/04            576,500            $6.51             576,500             9,161,532
--------------------------------------------------------------------------------------------------------
    12/1/04-12/31/04            714,600            $6.46             714,600             8,446,932
--------------------------------------------------------------------------------------------------------
     1/1/05-1/31/05             317,200            $6.54             317,200             8,129,732
--------------------------------------------------------------------------------------------------------
     2/1/05-2/28/05             119,500            $6.61             119,500             8,010,232
--------------------------------------------------------------------------------------------------------
     3/1/05-3/31/05             441,600            $6.41             441,600            11,758,402
--------------------------------------------------------------------------------------------------------
     4/1/05-4/30/05             359,500            $6.44             359,500            11,398,902
--------------------------------------------------------------------------------------------------------
          Total                2,528,900           $6.48            2,528,900
========================================================================================================

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February
28) to 10% of the Registrant's outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2005 plan year are 12,200,002.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.
     (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.
     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  MFS INTERMEDIATE INCOME TRUST
           ---------------------------------------------------------------------


By (Signature and Title)*  ROBERT J. MANNING
                           -----------------------------------------------------
                                  Robert J. Manning, President

Date:  June 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  ROBERT J. MANNING
                          ------------------------------------------------------
                           Robert J. Manning, President
                           (Principal Executive Officer)

Date: June 23, 2005



By (Signature and Title)*  MARIA F. DWYER
                           -----------------------------------------------------
                           Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date:   June 23, 2005

* Print name and title of each signing officer under his or her signature.